FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 69.0%
	Construction & Engineering — 1.3%
102,796	Fluor Corp. (b) (c)	$3,909,332
31,785	Quanta Services, Inc. (b)	8,252,339
		12,161,671
	Electric Utilities — 12.5%
196,701	American Electric Power Co., Inc. (b)	20,860,141
10,649	Constellation Energy Corp.	2,668,054
91,604	Duke Energy Corp. (b)	10,762,554
250,812	Entergy Corp.	21,898,396
83,182	Evergy, Inc. (b)	5,732,071
83,167	Fortis, Inc. (CAD)	3,646,874
16,659	IDACORP, Inc.	1,964,263
151,148	NextEra Energy, Inc. (b)	10,606,055
390,190	PPL Corp. (b)	13,738,590
224,450	Southern (The) Co.	20,153,365
89,510	Xcel Energy, Inc. (b)	6,453,671
		118,484,034
	Electrical Equipment — 1.0%
69,955	Generac Holdings, Inc. (c)	9,524,373
	Energy Equipment & Services — 2.7%
211,370	Archrock, Inc. (b)	5,732,354
265,376	Halliburton Co. (b)	6,997,965
60,978	Helmerich & Payne, Inc. (b)	1,616,527
220,565	NOV, Inc.	3,290,830
185,239	Schlumberger N.V. (b)	7,717,057
		25,354,733
	Gas Utilities — 4.1%
90,919	AltaGas Ltd. (CAD)	2,227,806
10,882	Atmos Energy Corp.	1,655,479
275,078	National Fuel Gas Co.	20,685,865
98,864	ONE Gas, Inc.	7,429,630
199,855	UGI Corp.	6,827,047
		38,825,827
	Independent Power and Renewable Electricity Producers — 1.9%
571,116	AES (The) Corp. (b)	6,619,234
277,491	Clearway Energy, Inc., Class A	7,342,412
28,010	Vistra Corp. (b)	3,743,817
		17,705,463
	Multi-Utilities — 11.0%
26,290	Ameren Corp.	2,670,012
218,672	Atco Ltd., Class I (CAD)	7,116,003
437,209	CenterPoint Energy, Inc. (b)	15,031,245
64,674	CMS Energy Corp.	4,724,436
88,825	Dominion Energy, Inc. (b)	5,029,272
114,043	DTE Energy Co.	15,247,549
128,504	NiSource, Inc.	5,244,248
298,240	Public Service Enterprise Group, Inc. (b)	24,202,176

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Multi-Utilities (Continued)
347,524	Sempra (b)	$24,872,293
6,052	WEC Energy Group, Inc.	645,688
		104,782,922
	Oil, Gas & Consumable Fuels — 34.3%
25,842	BP PLC, ADR	855,887
99,682	Cheniere Energy, Inc. (b)	22,783,318
25,000	Core Natural Resources, Inc.	1,856,250
138,494	DT Midstream, Inc.	13,307,889
562,651	Enbridge, Inc. (b)	24,042,077
224,306	EQT Corp. (b)	10,804,820
258,209	Exxon Mobil Corp. (b)	28,746,408
14,116	Gulfport Energy Corp. (c)	2,396,897
142,386	Imperial Oil Ltd. (CAD)	9,653,805
304,101	Keyera Corp. (CAD)	8,918,614
1,316,490	Kinder Morgan, Inc. (b)	35,676,879
457,608	ONEOK, Inc.	45,939,267
416,364	Shell PLC, ADR (b)	28,087,916
49,918	South Bow Corp.	1,329,316
72,776	Targa Resources Corp. (b)	14,680,375
260,078	TC Energy Corp. (b)	11,635,890
520,692	TotalEnergies SE, ADR (b)	31,361,279
567,939	Williams (The) Cos., Inc. (b)	33,042,691
		325,119,578
	Water Utilities — 0.2%
62,356	Essential Utilities, Inc.	2,368,281
	Total Common Stocks	654,326,882
	(Cost $646,238,316)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 28.6%
	Chemicals — 0.8%
301,886	Westlake Chemical Partners, L.P.	7,245,264
	Energy Equipment & Services — 0.3%
118,173	USA Compression Partners, L.P.	3,193,034
	Oil, Gas & Consumable Fuels — 27.5%
159,500	Cheniere Energy Partners, L.P.	10,799,745
2,885,502	Energy Transfer, L.P. (b)	55,661,333
2,386,890	Enterprise Products Partners, L.P. (b)	79,745,995
291,281	Hess Midstream, L.P., Class A (d)	12,155,156
281,722	Kimbell Royalty Partners L.P. (d)	4,315,981
854,006	MPLX, L.P.	46,039,463
509,961	Plains All American Pipeline, L.P.	10,372,607
1,015,786	Plains GP Holdings, L.P., Class A (b) (d)	21,940,978
259,748	Sunoco, L.P. (b)	15,275,780
247,672	TXO Partners, L.P.	4,832,081
		261,139,119
	Total Master Limited Partnerships	271,577,417
	(Cost $225,537,513)

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.9%
18,383,518	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.22% (e)	$18,383,518
	(Cost $18,383,518)
	Total Investments — 99.5%	944,287,817
	(Cost $890,159,347)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.5)%
	Call Options Written — (0.5)%
(4,578)	AES (The) Corp.	$(5,305,902)	$12.00	04/17/25	(274,680)
(1,576)	American Electric Power Co., Inc.	(16,713,480)	110.00	04/17/25	(212,760)
(588)	Archrock, Inc.	(1,594,656)	30.00	05/16/25	(52,920)
(2,882)	CenterPoint Energy, Inc.	(9,908,316)	36.00	05/16/25	(201,740)
(884)	Cheniere Energy, Inc.	(20,204,704)	240.00	03/21/25	(260,780)
(712)	Dominion Energy, Inc.	(4,031,344)	60.00	04/17/25	(39,160)
(734)	Duke Energy Corp.	(8,623,766)	115.00	04/17/25	(343,512)
(4,510)	Enbridge, Inc.	(19,271,230)	42.50	03/21/25	(451,000)
(6,355)	Energy Transfer, L.P.	(12,258,795)	22.00	03/21/25	(12,710)
(8,000)	Energy Transfer, L.P.	(15,432,000)	21.00	04/17/25	(128,000)
(4,000)	Enterprise Products Partners, L.P.	(13,364,000)	35.00	04/17/25	(120,000)
(1,798)	EQT Corp.	(8,660,966)	55.00	03/21/25	(19,778)
(666)	Evergy, Inc.	(4,589,406)	70.00	04/17/25	(83,250)
(2,089)	Exxon Mobil Corp.	(23,256,837)	115.00	03/21/25	(200,544)
(387)	Fluor Corp. (f) (g)	(1,471,761)	57.50	03/21/25	(387)
(1,377)	Halliburton Co.	(3,631,149)	28.00	03/21/25	(28,917)
(750)	Halliburton Co. (f) (g)	(1,977,750)	32.00	03/21/25	(750)
(493)	Helmerich & Payne, Inc. (f) (g)	(1,306,943)	32.50	03/21/25	(3,944)
(5,750)	Kinder Morgan, Inc.	(15,582,500)	27.50	03/21/25	(316,250)
(1,211)	NextEra Energy, Inc.	(8,497,587)	75.00	04/17/25	(121,100)
(2,995)	Plains GP Holdings, L.P.	(6,469,200)	23.00	04/17/25	(44,925)
(800)	PPL Corp. (f) (g)	(2,816,800)	34.00	03/21/25	(107,200)
(2,328)	PPL Corp.	(8,196,888)	36.00	04/17/25	(118,728)
(2,390)	Public Service Enterprise Group, Inc.	(19,394,850)	87.50	05/16/25	(304,725)
(257)	Quanta Services, Inc.	(6,672,491)	350.00	03/21/25	(2,056)
(1,492)	Schlumberger N.V.	(6,215,672)	42.50	03/21/25	(122,344)
(2,538)	Sempra	(18,164,466)	90.00	03/21/25	(12,690)
(3,337)	Shell PLC	(22,511,402)	70.00	04/17/25	(350,385)
(618)	Sunoco, L.P.	(3,634,458)	57.50	03/21/25	(123,600)
(200)	Targa Resources Corp.	(4,034,400)	240.00	04/17/25	(22,000)
(2,011)	TC Energy Corp.	(8,997,214)	47.50	05/16/25	(145,797)
(3,093)	TotalEnergies SE	(18,629,139)	62.50	03/21/25	(117,534)
(1,081)	TotalEnergies SE	(6,510,863)	62.50	05/16/25	(132,963)
(100)	Vistra Corp.	(1,336,600)	260.00	04/17/25	(3,150)
(3,853)	Williams (The) Cos., Inc.	(22,416,754)	65.00	03/21/25	(46,236)
(700)	Williams (The) Cos., Inc.	(4,072,600)	65.00	04/17/25	(28,000)
(724)	Xcel Energy, Inc.	(5,220,040)	70.00	03/21/25	(171,588)
	Total Written Options				(4,726,103)
	(Premiums received $5,650,896)
	Net Other Assets and Liabilities — 1.0%				9,524,388
	Net Assets — 100.0%				$949,086,102

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	Non-income producing security.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of February 28, 2025.
(f)
This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
February 28, 2025, investments noted as such are valued at $(112,281) or (0.0)% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Country Allocation†	% of Net Assets
United States	84.7%
Canada	7.2
France	3.3
United Kingdom	3.0
Curacao	0.8
Total Investments	99.0
Net Other Assets and Liabilities	1.0
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows:

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$654,326,882	$654,326,882	$—	$—
Master Limited Partnerships*	271,577,417	271,577,417	—	—
Money Market Funds	18,383,518	18,383,518	—	—
Total Investments	$944,287,817	$944,287,817	$—	$—

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,726,103)	$(4,610,672)	$(3,150)	$(112,281)

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.